Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Lease Commitments

In February 2021, Revelation Sub entered into an agreement to lease 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California (the “Original Lease”). The Original Lease had a term of 13 calendar months, plus any partial month at the beginning of the Original Lease (the “Original Lease Term”). Revelation Sub recorded a lease liability and right-of-use lease asset for the Original Lease based on the present value of Original Lease payments over the expected Original Lease Term, discounted using Revelation Sub’s incremental borrowing rate of 7.73%. There was no option to extend the Original Lease and the expiration date was March 31, 2022. In accordance with the Original Lease, Revelation Sub is required to maintain a security deposit of $5,564. Revelation Sub paid a total of $70,313 of rent expense over the life of the Original Lease.

In October 2021, Revelation Sub amended the Original Lease to expire on December 31, 2022, equal to an additional nine calendar months with a base monthly rent equal to the 13th month of the Original Lease (the “First Amendment”). Revelation Sub signed the First Amendment on October 14, 2021. In connection with the Business Combination, the First Amendment was assumed by the Company. The Company will pay $51,578 of rent expense over the life of the First Amendment. The Company has applied the short-term lease exception as the First Amendment is less than twelve months. In addition to rent, the Lease requires the Company to pay certain taxes, insurance and operating costs relating to the leased premises. The Lease contains customary default provisions, representations, warranties and covenants. The Lease is classified as an operating lease.

Rent expense was $17,193 and $32,260 for the three and six months ended June 30, 2022, respectively. Rent expense was $15,067 and $25,112 for the three and six months ended June 30, 2021, respectively.

Future minimum lease payments under the First Amendment of the operating lease as of June 30, 2022 is $34,385 in aggregate during the remainder of fiscal year 2022.

Convertible Note Financing

On January 4, 2022, Revelation Sub entered into a convertible note financing in an amount of up to $2.5 million with a fixed 10% annual interest rate from AXA IM Prime Impact Fund (the “Convertible Note”), the proceeds of which where used by Revelation Sub to purchase shares of Petra common stock from redeeming Petra stockholders who redeem shares of Petra common stock in connection with the Business Combination. On January 6, 2022, Old Revelation purchased 245,019 shares of Petra common stock with the proceeds from the Convertible Note. Repayment of the Convertible Note was made on January 4, 2022 in accordance with the exchange terms of the Convertible Note by which 245,019 shares of Petra’s common stock that had been purchased by Revelation Sub were transferred to AXA.

Total interest incurred under the Convertible Note was $0 and $14,383 during the three and six months ended June 30, 2022, respectively.

Premium Finance Agreement

In order to obtain a public company directors and officers insurance policy (“D&O Insurance”), the Company entered into an agreement with a premium financing lender, where by the lender paid the D&O Insurance premium for the company (“Premium Finance Agreement”). If the Company were to not pay the lender monthly installment payments, the lender would cancel the D&O Insurance and the remaining D&O Insurance premium would be returned to the lender. In addition, if the Company were to cancel the D&O Insurance, the remaining D&O Insurance premium would be returned to the lender.

The Premium Finance Agreement is for $825,000 and accrues interest at a fixed rate of 3.57% per annum payable monthly for a total of $9,856 over the term of the Premium Finance Agreement. Monthly payments of $74,428, are to be paid in nine monthly installments, which commenced on February 10, 2022 with a maturity date of October 10, 2022. Upon entering into the Premium Finance Agreement, an upfront payment of $165,000 was due and paid on February 14, 2022.

Total expense incurred under the Finance Agreement for upfront, monthly and interest payments was $209,536 and $417,976 during the three and six months ended June 30, 2022, respectively. Total cash paid under the Finance Agreement for upfront, monthly and interest payments was $223,285 and $537,142 during the three and six months ended June 30, 2022, respectively. Future possible obligations under the Premium Finance Agreement could be a total of $297,714 in aggregate during the remainder of fiscal year 2022.

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation other than described below.

Legal Proceedings

On February 18, 2022, LifeSci Capital LLC filed an action against the Company in the U.S. District Court for the Southern District of New York seeking damages in the amount of approximately $2.7 million in cash and $2.6 million in equity for unpaid banking and advisory fees. These fees arise under contracts which were entered into prior to the Business Combination and the Company is disputing the amount owed under those contracts and has asserted affirmative defenses including the defense that the amount of the fees sought exceeded the $8.5 million cap on transaction expenses in the Business Combination Agreement. This action remains pending as of the date of this report. $1.5 million of the claim relates to deferred underwriting fees from the Petra initial public offering, which are recorded as a current liability in the financial statements under deferred underwriting commissions. No other liabilities are reflected in the financial statements as the amount of any additional liability can not be determined at this time.

4. Commitments and Contingencies

Lease Commitments

In February 2021, the Company entered into an agreement to lease 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California (the “Original Lease”). The Original Lease has a term of 13 calendar months, plus any partial month at the beginning of the Original Lease (the “Original Lease Term”). There is no option to extend the Original Lease and the expiration date was March 31, 2022. In accordance with the Original Lease, the Company is required to maintain a security deposit of $5,564. The Company will pay $70,313 of rent expense over the life of the Lease. In October 2021, the Company amended the Original Lease to expire on December 31, 2022, equal to an additional 9 calendar months with a base monthly rent equal to the 13th month of the Original Lease (the “First Amendment”). The Company signed the First Amendment on October 14, 2021. The Company will pay $51,578 of rent expense over the life of the First Amendment. The Company has applied the short-term lease exception. In addition to rent, the Lease requires the Company to pay certain taxes, insurance and operating costs relating to the leased premises. The Lease contains customary default provisions, representations, warranties and covenants. The Lease is classified as an operating lease.

The Company recorded a lease liability and right-of-use lease assets for the Original Lease based on the present value of Original Lease payments over the expected Original Lease Term, discounted using the Company’s incremental borrowing rate. As of December 31, 2021, the weighted-average remaining Original Lease Term and the weighted-average discount rate for the Original Lease was less than 1 year and 7.73%, respectively. Rent expense under the Original Lease was $55,246 for the year ended December 31, 2021.

Future minimum lease payments under the operating lease as of December 31, 2021 are as follows:

2022	16,859
Total future minimum lease payments	16,859
Less discount	107
Total lease liability	$16,752

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation.